FAIR VALUE MEASUREMENTS - Financial assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Debt securities, available-for-sale, fair value	$ 261,851
Liabilities
Warrant liability	9,787	$ 0
Fair Value, Recurring
Assets
Cash	124,782
Debt securities, available-for-sale, fair value	261,851
Total assets	390,933	60,529
Liabilities
Warrant liability	9,787
Derivative liabilities		13,390
Total liabilities	9,787	13,390
Fair Value, Recurring | Trading securities (convertible promissory notes)
Assets
Debt securities, trading securities, fair value	4,300
Fair Value, Recurring | Cash
Assets
Cash	8,983	1,244
Fair Value, Recurring | Money market funds
Assets
Cash	115,799	59,285
Level 1 | Fair Value, Recurring
Assets
Cash	124,782
Debt securities, available-for-sale, fair value	0
Total assets	124,782	60,529
Liabilities
Warrant liability	0
Derivative liabilities		0
Total liabilities	0	0
Level 1 | Fair Value, Recurring | Trading securities (convertible promissory notes)
Assets
Debt securities, trading securities, fair value	0
Level 1 | Fair Value, Recurring | Cash
Assets
Cash	8,983	1,244
Level 1 | Fair Value, Recurring | Money market funds
Assets
Cash	115,799	59,285
Level 2 | Fair Value, Recurring
Assets
Cash	0
Debt securities, available-for-sale, fair value	261,851
Total assets	261,851	0
Liabilities
Warrant liability	9,787
Derivative liabilities		0
Total liabilities	9,787	0
Level 2 | Fair Value, Recurring | Trading securities (convertible promissory notes)
Assets
Debt securities, trading securities, fair value	0
Level 2 | Fair Value, Recurring | Cash
Assets
Cash	0	0
Level 2 | Fair Value, Recurring | Money market funds
Assets
Cash	0	0
Level 3 | Fair Value, Recurring
Assets
Cash	0
Debt securities, available-for-sale, fair value	0
Total assets	4,300	0
Liabilities
Warrant liability	0
Derivative liabilities		13,390
Total liabilities	0	13,390
Level 3 | Fair Value, Recurring | Trading securities (convertible promissory notes)
Assets
Debt securities, trading securities, fair value	4,300
Level 3 | Fair Value, Recurring | Cash
Assets
Cash	0	0
Level 3 | Fair Value, Recurring | Money market funds
Assets
Cash	$ 0	$ 0